Other financial liabilities	12 Months Ended
Mar. 31, 2026
Categories of non-current financial liabilities [abstract]
Other financial liabilities
20.
Other financial liabilities

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Financial liabilities at fair value
Liability for put options - non-controlling interests*	5,344	4,508	48
Employee share based payment obligation (refer Note 39(c) & 39(d))	-	1,160	12

Financial liabilities designated as fair value through profit & loss
Liability for put options#	-	9,047	96

Financial liabilities at amortised cost
Liability for operation and maintenance	1,015	1,015	11

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	217	89	1
	6,576	15,819	169
Current
Financial liabilities at fair value
Liability for put options - non-controlling interests*	1,027	1,136	12
Employee share based payment obligation (refer Note 39(c) & 39(d))	-	18	0
Derivative instruments - share warrants (refer Note 40)	190	14	0

Financial liabilities at amortised cost
Capital creditors	32,545	44,176	471
Purchase consideration payable	44	4	0
Liability for operation and maintenance	308	308	3

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	640	14	0
Total	34,754	45,670	487

*Non-controlling interests have an option to offload their shareholding to the Company in accordance with the terms mentioned in the agreement with them at fair value of shares for cash on the date of exercise of the Put option. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity (refer Note 42).

#A third party has invested in Compulsorily Convertible Preference Shares (CCPS) in one of the subsidiary of the Group. The CCPS are convertible into variable number of equity shares based on a pre-defined formula. The Group has issued a put option to the said investor which allows them the option on the eight anniversary of the initial investment to either sell their investments at a pre agreed return or else continue to remain invested in the subsidiary.